Consolidated statement of income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Interest income (Note 12)
Loans	$ 3,986	$ 4,091	$ 4,013
Securities	730	707	655
Securities borrowed or purchased under resale agreements	364	375	364
Deposits with banks	102	104	92
Interest income	5,182	5,277	5,124
Interest expense (Note 12)
Deposits	1,983	2,040	2,142
Securities sold short	75	64	71
Securities lent or sold under repurchase agreements	295	307	258
Subordinated indebtedness	46	56	47
Other	22	9	10
Interest expense	2,421	2,476	2,528
Net interest income	2,761	2,801	2,596
Non-interest income
Underwriting and advisory fees	126	105	103
Deposit and payment fees	222	228	227
Credit fees	254	248	229
Card fees	122	110	117
Investment management and custodial fees	350	341	315
Mutual fund fees	409	403	393
Insurance fees, net of claims	102	107	112
Commissions on securities transactions	81	77	83
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net	265	168	176
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net	11	6	4
Foreign exchange other than trading	58	59	91
Income from equity-accounted associates and joint ventures	18	22	22
Other	76	97	97
Non-interest income	2,094	1,971	1,969
Total revenue	4,855	4,772	4,565
Provision for credit losses (Note 5)	261	402	338
Non-interest expenses
Employee compensation and benefits	1,897	1,436	1,400
Occupancy costs	206	230	220
Computer, software and office equipment	470	493	444
Communications	75	71	75
Advertising and business development	77	95	81
Professional fees	50	67	49
Business and capital taxes	36	25	32
Other	254	421	459
Non-interest expenses	3,065	2,838	2,760
Income before income taxes	1,529	1,532	1,467
Income taxes (Note 9)	317	339	285
Net income	1,212	1,193	1,182
Net income attributable to non-controlling interests	7	8	4
Preferred shareholders	31	32	23
Common shareholders	1,174	1,153	1,155
Net income attributable to equity shareholders	$ 1,205	$ 1,185	$ 1,178
Earnings per share (in dollars) (Note 10)
Basic	$ 2.64	$ 2.59	$ 2.61
Diluted	2.63	2.58	2.60
Dividends per common share (in dollars)	$ 1.44	$ 1.44	$ 1.36